Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Other Assets	Other current and non-current assets consist of the following:

Year ended December 31 (€, in millions)	2023	2024
Advance payments to Carl Zeiss SMT GmbH[1]	691.9	815.8
Prepaid expenses	472.1	555.5
Derivative financial instruments[2]	19.8	96.5
VAT receivable	302.2	279.1
Other assets	92.5	193.4
Other current assets	1,578.5	1,940.3

Advance payments to Carl Zeiss SMT GmbH[1]	490.8	599.9
Prepaid expenses	40.9	49.5
Derivative financial instruments[2]	11.3	—
Compensation plan assets	95.2	113.1
Other assets	13.6	28.3
Other non-current assets	651.8	790.8
1.For further details on advance payments to Carl Zeiss SMT GmbH, see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments, see Note 25 Financial risk management.